Basis of preparation of the financial statements - Significant accounting policies, schedule of property, plant and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2017
Bottom of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	5 years
Bottom of range | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	3 years
Bottom of range | Furniture, fixtures and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	3 years
Top of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	50 years
Top of range | Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	25 years
Top of range | Furniture, fixtures and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Assets' residual value and useful lives	25 years